FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4066


                       Pacific Capital Cash Assets Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2008

                  Date of reporting period: December 31, 2008


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)


                                                    Cash Assets Trust
                                                 Schedule of Investments
                                                    December 31, 2008
                                                       (unaudited)



         Principal                         Security
          Amount                         Description
                                                                                                Value

    U. S. Government Agency Obligations (46.8%):
    $  40,000,000  Federal Home Loan Mortgage Corp., 0.85%, 01/20/09                    $     39,982,056
       32,488,000  Federal Home Loan Mortgage Corp., 0.77%, 02/03/09                          32,465,069
       60,750,000  Federal Home Loan Mortgage Corp., 0.90%, 03/11/09                          60,645,206
       21,750,000  Federal Home Loan Mortgage Corp., 0.27%, 03/16/09                          21,737,929
       23,250,000  Federal Home Loan Mortgage Corp., 0.29%, 04/01/09                          23,233,434
       25,000,000  Federal National Mortgage Association, 0.02%, 02/26/09                     24,999,222
       35,000,000  Federal National Mortgage Association, 0.22%, 03/10/09                     34,985,456
       25,000,000  Federal National Mortgage Association, 1.80%, 07/02/09                     24,772,500
                                                                                        -----------------
                                                                                             262,820,872
                                                                                        -----------------

       Corporate Notes  (5.3%):
        2,600,000  Merrill Lynch & Co., 2.44%, 05/08/09*                                       2,566,769
       17,400,000  Merrill Lynch & Co., 4.02%, 05/20/09*                                      17,383,633
       10,000,000  Morgan Stanley Dean Witter, 3.875%, 01/15/09                               10,002,084
                                                                                        -----------------
                                                                                              29,952,486
                                                                                        -----------------

       Commercial Paper (18.7%)
       Automotive  (4.5%):
       25,000,000  Toyota Motor Credit Corp., 1.75%, 01/05/09                                 24,995,139
                                                                                        -----------------

        Education  (0.9%):
        5,000,000  Stanford University, 1.75%, 03/10/09                                        4,983,472
                                                                                        -----------------

        Finance  (4.4%):
       25,000,000  General Electric Capital Corp., 1.65%, 01/16/09                            24,982,813
                                                                                        -----------------

       Insurance  (4.4%):
       25,000,000  Prudential Funding Corp., 0.65%, 01/12/09                                  24,995,035
                                                                                        -----------------

       Oil Services  (4.5%):
       25,000,000  Chevron Funding Corp., 0.30%, 01/13/09                                     24,997,500
                                                                                        -----------------
                                                                                             104,953,959
                                                                                        -----------------

       FDIC Guaranteed Securities (5.9%)
        8,500,000  Bank of America TLGP, 1.70%, 12/23/10                                       8,500,000
        7,000,000  General Electric Capital Corp. TLGP, 0.02%, 02/09/09                        6,998,483
       15,000,000  Morgan Stanley TLGP, 0.30%, 03/12/09                                       14,991,250
        2,500,000  SunTrust Bank Note, 2.57%, 12/16/10*                                        2,504,856
                                                                                        -----------------
                                                                                              32,994,589
                                                                                        -----------------

    Shares
       Investment Companies  (23.3%):
       50,000,000  Goldman Franklin Square Government Money Market Fund                       50,000,000
       81,062,790  JP Morgan U.S. Government Money Market Fund, Capital Shares                81,062,790

                                                                                        -----------------
                                                                                             131,062,790
                                                                                        -----------------

Total Investments (Amortized Cost $561,784,696**)  - 100.0%                                  561,784,696

Other assets less liabilities - 0.0%                                                             (62,606)
                                                                                          ---------------
NET ASSETS  - 100.0%                                                                      $  561,722,090
                                                                                          ===============
------------

* Variable interest rate- subject to periodic change.

** Cost for Federal income tax and financial reporting purposes is identical.

Abbreviation:
TLGP-Temporary Liquidity Guarantee Program

                                                           Percent of
                      Portfolio Distribution               Portfolio

                      U. S. Government Agency
                      Obligations                            46.8 %

                      Corporate Notes                         5.3

                      Commercial Paper                       18.7

                      FDIC Guaranteed Securities              5.9

                      Investment Companies                   23.3
                                                             ------

                                                            100.0 %
                                                            ======

                 See accompanying notes to financial statements.

                                Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of December 31, 2008:

                                                         Investments in
 Valuation Inputs                                          Securities


 Level 1 - Quoted Prices                                 $            -
 Level 2 - Other Significant Observable Inputs           $  561,784,696
 Level 3 - Significant Unobservable Inputs               $            -
                                                      -----------------
 Total                                                   $  561,784,696
                                                      =================




                           Tax-Free Cash Assets Trust
                             Schedule of Investments
                                December 31, 2008
                                   (unaudited)


                                                                               Moody's/S&P
   Principal                    Security                                       Ratings or
    Amount                     Description                                     Prerefunded           Value(a)
    ------                     -----------                                     -----------           --------
  MUNICIPAL SECURITIES (84.1%)

  ALABAMA (1.8%)
                      Jefferson County, AL Sewer Revenue Bond,
                      Prerefunded to 2/01/09 @101 VRDO*
 $        2,000,000   5.750%, 02/01/38                                           Prerefunded        $ 2,025,852

                      Jefferson County, AL Sewer Revenue Bond,
                      Prerefunded to 2/01/09 @101 VRDO*

           3,660,000  5.375%, 02/01/36                                           Prerefunded          3,706,540

                                                                                                      -------------

                                                                                                      5,732,392
                                                                                                      -------------

  ARIZONA (1.8%)
                      Maricopa County, AZ Unified School District
                      No. 48 (Scottsdale), FGIC Insured

           5,405,000  5.000%, 07/01/09                                                 Aa2/AA         5,491,737

                      Tucson, AZ Industrial Development Authority
                      VRDO*

             425,000  1.300%, 07/15/31                                                Aaa/AAA           425,000

                                                                                                      -------------

                                                                                                      5,916,737
                                                                                                      -------------

  CALIFORNIA (2.5%)
                      Bay Area, CA Toll Authority Toll Bridge
                      Revenue  A-2, VRDO*

           5,000,000  0.750%, 04/01/47                                               VMIG1/A-1        5,000,000

                      California Statewide Communities Development
                      Authority Revenue Bond (John Muir Health) Series A
                      VRDO*

           3,200,000  0.750%, 08/15/36                                               VMIG1/A-1+       3,200,000

                                                                                                      -------------

                                                                                                      8,200,000
                                                                                                      -------------

  COLORADO (1.3%)
                      Colorado Educational & Cultural Facilities
                      Authority Revenue Bond - Boulder Country Day School,
                      VRDO*

           1,150,000  1.130%, 09/01/24                                                 NR/AAA         1,150,000

                      Colorado Educational & Cultural Facilities
                      Authority Revenue Bond - National Jewish Federation
                      Series A4 VRDO*

           1,100,000  1.150%, 02/01/35                                                VMIG1/NR        1,100,000

                      Colorado Educational & Cultural Facilities
                      Authority Revenue Bond - National Jewish Federation
                      Series C4 VRDO*

           1,000,000  1.150%, 06/01/37                                                VMIG1/NR        1,000,000

                      Colorado Educational & Cultural Facilities
                      Authority Revenue Bond - National Jewish Federation
                      Series D4 VRDO*

           1,050,000  1.150%, 05/01/38                                                VMIG1/NR        1,050,000

                                                                                                      ---------

                                                                                                      4,300,000
                                                                                                      ---------

  CONNECTICUT (3.2%)
                      Connecticut State Special Tax, FSA Insured VRDO*
          10,500,000  2.500%, 12/01/10                                                Aa2/AAA        10,500,000
                                                                                                      ---------

  DISTRICT OF COLUMBIA (0.7%)
                      District of Columbia Revenue American
                      Geophysical Union, VRDO*

           2,135,000  1.200%, 09/01/23                                                 Aaa/NR         2,135,000
                                                                                                      ---------

  FLORIDA (0.6%)
                      Orange County, FL Housing Financial Authority ,
                      FNMA Insured VRDO*

           1,800,000  0.900%, 06/01/25                                                NR/A-1+         1,800,000

                                                                                                      ---------

                                                                                                      1,800,000
                                                                                                      ---------

  HAWAII (17.9%)
                      City & County Honolulu, HI

           2,700,000  3.000%, 01/07/09                                                 P1/A1+         2,700,000

           1,500,000  1.750%, 01/13/09                                                A-1+/P-1        1,500,000

           8,000,000  0.650%, 02/10/09                                                 P1/A1+         8,000,000

                      City & County Honolulu, HI VRDO*

           6,000,000  5.000%, 07/01/09                                                 Aa2/AA         6,092,695

                      City & County Honolulu, HI, ETM VRDO*

           1,995,000  6.000%, 01/01/09                                           Prerefunded          1,995,000

                      City & County Honolulu, HI, Prerefunded to
                      7/01/09 @101 VRDO*

           1,000,000  5.125%, 07/01/10                                           Prerefunded          1,025,861

                      City & County Honolulu, HI, Prerefunded to
                      7/01/09 @101 VRDO*

           2,930,000  5.125%, 07/01/18                                           Prerefunded          3,005,961

                      Hawaii County, HI

           1,015,000  4.000%, 07/15/09                                                 A1/AA-         1,028,219

                      Hawaii County, HI, FSA Insured Prerefunded to 5/15/09@101 VRDO*

             500,000  5.400%, 05/15/15                                           Prerefunded            511,486

                      Hawaii County, HI, Prerefunded to 5/15/09
                      @101 VRDO*

             545,000  5.625%, 05/15/19                                           Prerefunded            558,169

                      Hawaii Pacific Health Special Purpose VRDO*
                      Radian Insured
          13,500,000  0.930%, 07/01/33                                                Aaa/AAA        13,500,000

                      Hawaii State, FGIC Insured Series CO

           1,100,000  6.000%, 03/01/09                                                 Aa2/AA         1,107,874

           4,590,000  6.000%, 09/01/09                                                 Aa2/AA         4,721,855

                      Hawaii State Department of Budget and Finance
                      Special Purpose Revenue Bond (Palama Meat Company)
                      Series A VRDO*, Wells Fargo Insured, AMT

           6,500,000  1.900%, 10/31/29                                                 NR/AAA         6,500,000

                      Hawaii State, FGIC Insured VRDO*

           2,920,000  6.000%, 03/01/09                                                 Aa2/AA         2,940,075

                      Hawaii State Highways

           1,000,000  4.000%, 01/01/10                                                Aa3/AA+         1,014,667

                      Hawaii State Housing Finance & Development Corp.,
                       Multi Family, Lokahi Kau, VRDO*

           2,300,000  1.150%, 12/01/41                                                 Aaa/NR         2,300,000

                                                                                                    -----------
                                                                                                     58,501,862
                                                                                                    -----------

  IDAHO (0.6%)
                      Idaho Housing & Financial Association, Multi-Mode,
                      Hidden Springs,  VRDO*

           2,000,000  1.200%, 03/01/37                                                 Aaa/NR         2,000,000
                                                                                                    -----------

  ILLINOIS (4.6%)
                      Illinois Educational Facilities Authority
                      Revenue Bond VRDO*

           2,245,000  0.930%, 12/01/25                                                 Aaa/NR         2,245,000

                      Illinois Health Facilities Authority (Alexian
                      Brothers Health System- Presbyterian), Prerefunded,
                      FSA Insured VRDO*

           4,500,000  5.000%, 01/01/19                                           Prerefunded          4,500,000

                      Peoria County, IL Community Unit School District
                      No. 323 VRDO*, FSA Insured

           6,000,000  3.200%, 04/01/26                                                Aaa/AAA         6,000,000

                      Romeoville, IL Revenue Bond VRDO*

           2,100,000  1.150%, 10/01/36                                                 Aaa/NR         2,100,000

                                                                                                    -----------
                                                                                                     14,845,000
                                                                                                    -----------

  INDIANA (1.2%)
                      Indiana Financial Authority Health System
                      Revenue, Sisters St. Francis Health, VRDO*

           2,000,000  1.050%, 09/01/48                                                 Aaa/NR         2,000,000

                      Indiana Health Facilities Financial Authority,
                      Clark Memorial Hospital, VRDO*

           1,975,000  1.150%, 12/01/21                                                 NR/NR*         1,975,000

                                                                                                    -----------

                                                                                                      3,975,000
                                                                                                    -----------

  IOWA (0.8%)
                      Iowa Financial Authority Revenue Private
                      College Revenue (Drake University Project) VRDO*

           2,500,000  1.350%, 04/01/31                                                Aaa/AAA         2,500,000
                                                                                                    -----------

  KENTUCKY (1.0%)
                      Breckenridge County, KY Lease Program Revenue VRDO*

           3,100,000  0.700%, 02/01/31                                                VMIG1/NR        3,100,000
                                                                                                    -----------

  MASSACHUSETTS (1.2%)
                      Massachusetts State Health & Educational Facilities
                      Authority Revenue (Hillcrest Extended Care)
                      Series A VRDO*

           3,900,000  0.750%, 10/01/26                                                 Aaa/NR         3,900,000
                                                                                                    -----------

  MICHIGAN (0.6%)
                      Michigan Higher Education Facility Authority,
                      Hope College VRDO*

             665,000  1.150%, 11/01/36                                                 Aaa/NR           665,000

                      Michigan State Hospital Finance Authority,
                      Prerefunded (Mercy Mt. Clemens) Series A VRDO*

           1,250,000  5.750%, 05/15/29                                           Prerefunded          1,280,791

                                                                                                    -----------
                                                                                                      1,945,791
                                                                                                    -----------

  MINNESOTA (5.6%)
                      Bloomington, MN Multi-Family Revenue Bond VRDO*

           3,000,000  1.400%, 11/15/32                                                Aaa/AAA         3,000,000

                      Inver Grove Heights, MN Senior VRDO*

           1,595,000  1.300%, 05/15/35                                                Aaa/AAA         1,595,000

                      Oak Park Heights, MN Multi-Family Revenue Bond,
                      FHLMC Insured VRDO*

           6,415,000  1.300%, 11/01/35                                                Aaa/AAA         6,415,000

                      Plymouth, MN Multi-Family Housing VRDO*

           1,395,000  1.300%, 04/15/33                                                Aaa/AAA         1,395,000

                      St. Louis Park, MN Multi-Family Revenue Bond,
  FHLMC Insured VRDO*

           4,000,000  1.300%, 08/01/34                                                Aaa/AAA         4,000,000

                      St. Paul, MN Housing & Redevelopment
                      Authority, Multi Family Housing, Highland
                      Ridge Project, FHLMC Insured VRDO*

           2,000,000  1.300%, 10/01/33                                                 Aaa/NR         2,000,000

                                                                                                    -----------
                                                                                                     18,405,000
                                                                                                    -----------

  MISSOURI (10.8%)
                      Kansas City, MO Industrial Development Authority
                       Multi-Family - Gatehouse Apartments Project VRDO*

           1,260,000  1.300%, 11/15/26                                                Aaa/AAA         1,260,000

                      Kansas City, MO Industrial
                      Development Authority Revenue
                      Bond, (Ewing Marion Kaufman
                      Foundation) VRDO*
          12,260,000  1.350%, 04/01/27                                                 NR/AAA        12,260,000

                      Missouri State Development Financial Board Lease
                      Revenue Bond VRDO*

             180,000  1.350%, 06/01/33                                                VMIG1/NR          180,000

                      Missouri State Health and Education (St. Francis
                      Medical Center) Series A VRDO*

           3,000,000  1.380%, 06/01/26                                                 NR/AAA         3,000,000

                      Missouri State Health & Educational Facilities
                      Authority Revenue Bond VRDO*

           3,633,000  1.380%, 11/01/32                                                NR/A-1+         3,633,000

                      Missouri State, Health & Educational
                      Facilities Authority Revenue Bond
                      (St. Louis University), Series B
                      VRDO*, SPA: Bank of America N.A.

           6,550,000  1.380%, 10/01/24                                               VMIG1/A-1+       6,550,000

                      Missouri State Health & Educational Facilities
                      Authority Educational Facilities Revenue Bond, St.
                      Louis University, SPA: US Bank NA VRDO*

           2,210,000  1.380%, 07/01/32                                                VMIG1/NR        2,210,000

                      Missouri State Health & Educational Facilities VRDO*

           2,630,000  1.380%, 10/01/33                                                NR/A-1+         2,630,000

                      University of Missouri University Revenue
                      Bond-System Facilities Series A VRDO*

           1,275,000  1.100%, 11/01/31                                                Aa2/A-1+        1,275,000

                      University of Missouri University System
                      Facilities Revenue Bond, Series B VRDO*

           2,300,000  1.100%, 11/01/30                                                Aa2/A-1+        2,300,000

                                                                                                    -----------
                                                                                                     35,298,000
                                                                                                    -----------

  NEVADA (3.6%)
                      Clark County, NV, Economic Development, Prerefunded,
                      Alexander Dawson School Project VRDO*

           6,500,000  5.500%, 05/15/20                                              Prerefunded       6,671,177

                      Clark County School District, NV, MBIA Insured Series C
           5,000,000  5.000%, 06/15/09                                                 Aa2/AA         5,071,307

                                                                                                    -----------
                                                                                                     11,742,484
                                                                                                    -----------

  NEW JERSEY (1.4%)
                      New Jersey Building Authority, Prerefunded VRDO*

           1,215,000  5.250%, 06/15/12                                              Prerefunded       1,234,785

                      New Jersey Building Authority, Prerefunded VRDO*

           1,785,000  5.250%, 06/15/12                                              Prerefunded       1,814,067

                      New Jersey Economic Development Authority,
                      Prerefunded VRDO* (Transportation Project Sublease)
                      Series A

           1,600,000  5.300%, 05/01/12                                              Prerefunded       1,619,240

                                                                                                    -----------

                                                                                                      4,668,092
                                                                                                    -----------

  NEW YORK (2.1%)
                      New York, NY, Prerefunded VRDO* Transitional
                      Finance Authority Revenue Future Tax Section C

           1,000,000  5.500%, 05/01/25                                           Prerefunded          1,022,456

                      New York, NY, Prerefunded to 5/01/09 @101 VRDO*

           2,940,000  5.000%, 05/01/29                                           Prerefunded          2,999,382

                      New York State Housing - Liberty Street, FHLMC
                      Insured VRDO*

           1,070,000  0.650%, 05/01/35                                                Aaa/AAA         1,070,000

                      New York State Urban Development Corp. Correctional
                      Facilities Service Contract VRDO*

           1,600,000  6.000%, 01/01/29                                           Prerefunded          1,616,000

                                                                                                    -----------
                                                                                                      6,707,838
                                                                                                    -----------
  NORTH CAROLINA (4.8%)
                      North Carolina Capital Facilities Finance Agency
                      Educational Facilities (Queens College) VRDO*

           2,500,000  1.200%, 03/01/21                                                NR/NR**         2,500,000

                      North Carolina Capital Facilities Finance Agency
                      (Thompson's Children Home) VRDO*

           1,080,000  1.200%, 12/01/20                                                NR/NR**         1,080,000

                      North Carolina Educational Facilities Finance
                      Agency (Wingate University) Series 1999 VRDO*

           4,240,000  1.780%, 05/01/22                                                 Aaa/NR         4,240,000

                      North Carolina Medical VRDO*

           2,000,000  0.600%, 11/15/28                                                 Aaa/AA         2,000,000

                      Union County, NC, Enterprise System, FSA Insured VRDO*

           5,910,000  1.250%, 06/01/21                                                Aa3/AAA         5,910,000

                                                                                                    -----------
                                                                                                     15,730,000
                                                                                                    -----------

  OREGON (1.9%)
                      Oregon State Facilities Authority Revenue
                      Peacehealth VRDO*

           5,000,000  1.130%, 05/01/47                                                 NR/AAA         5,000,000

                      Oregon State Health Housing Educational &
                      Cultural VRDO*

           1,200,000  1.150%, 12/01/15                                                 NR/AAA         1,200,000

                                                                                                    -----------

                                                                                                      6,200,000
                                                                                                    -----------

  PENNSYLVANIA (3.9%)
                      Emmaus, PA General Authority VRDO*

           1,300,000  0.800%, 03/01/24                                                NR/A-1+         1,300,000

                      Erie, PA Water Authority Revenue, FSA Insured VRDO*

           3,685,000  3.000%, 12/01/36                                                Aa3/AAA         3,685,000

                      Pennsylvania Economic Industrial Development
                       Prerefunded

           5,000,000  5.800%, 01/01/09                                             Prerefunded        5,000,000

                      Philadelphia, PA School District VRDO*

           1,275,000  5.250%, 04/01/15                                             Prerefunded        1,285,443

                      Pittsburgh, PA Water & Sewer, FSA Insured VRDO*
                      First Lien Series B-1

           1,555,000  2.200%, 09/01/33                                                Aaa/AAA         1,555,000

                                                                                                    -----------
                                                                                                     12,825,443
                                                                                                    -----------

  SOUTH DAKOTA (1.8%)
                      South Dakota State & Educational Facilities
                       Authority Revenue (Regional Health) VRDO*

           6,000,000  1.350%, 09/01/27                                                 Aaa/NR         6,000,000
                                                                                                    -----------

  TENNESSEE (0.7%)
                      Metropolitan Government Nashville & Davidson County,
                      TN Prerefunded to 5/15/09 @101 VRDO*

           2,150,000  5.125%, 11/15/12                                           Prerefunded          2,196,810

                                                                                                    -----------

                                                                                                      2,196,810
                                                                                                      ---------

  TEXAS (3.7%)
                      Bexar County, TX Housing Financial Corp., Multi
                       Family Housing Revenue, Northwest Trails
                      Apartments, FNMA Insured VRDO*

           1,800,000  1.300%, 12/15/34                                                 Aaa/NR         1,800,000

                      Houston, TX, Prerefunded to 2/15/09 @100 VRDO*

           3,000,000  5.250%, 02/15/18                                           Prerefunded          3,012,021

                      North Texas State University, FSA Insured

             840,000  5.250%, 04/15/09                                                Aaa/AAA           848,513

                      Odesa, TX, Prerefunded  Water & Sewer Revenue VRDO*

           2,400,000  5.375%, 04/01/13                                           Prerefunded          2,421,591

                      Travis County, TX Housing Financial Corp. VRDO*

           4,100,000  0.850%, 12/15/29                                                Aaa/AAA         4,100,000

                                                                                                    -----------
                                                                                                     12,182,125
                                                                                                    -----------

  VIRGINIA (1.9%)
                      Portsmouth, VA, FSA Insured

           2,000,000  5.000%, 07/01/09                                                Aaa/AAA         2,032,796

                      Virginia Commonwealth, Prerefunded to 5/15/09
                      @101 VRDO*

           1,000,000  5.700%, 05/15/19                                           Prerefunded          1,023,783

                      Virginia State, Prerefunded VRDO* Public School
                      Authority Financing Series A

           2,100,000  5.000%, 08/01/16                                           Prerefunded          2,161,419

                      York County, VA, Prerefunded to 6/01/09 @101 VRDO*
           1,000,000  5.875%, 06/01/24                                           Prerefunded          1,025,904

                                                                                                    -----------

                                                                                                      6,243,902
                                                                                                    -----------

  WASHINGTON (1.0%)
                      Snohomish County, WA VRDO*

           1,000,000  5.700%, 12/01/14                                           Prerefunded          1,042,459

                      Washington State Housing Finance Commission,
                      Northwest School Project, VRDO*

           2,310,000  0.800%, 06/01/32                                                 Aaa/NR         2,310,000

                                                                                                    -----------

                                                                                                      3,352,459
                                                                                                    -----------

  WISCONSIN (1.1%)
                      Ashwaubenon, WI, Community Development Authority,
                       Arena Project VRDO*
           1,370,000  5.800%, 06/01/29                                           Prerefunded          1,397,384

                      Green Bay, WI, Prerefunded to 6/01/09 @100 VRDO*
           2,250,000  5.250%, 06/01/24                                           Prerefunded          2,285,932

                                                                                                    -----------
                                                                                                      3,683,316
                                                                                                    -----------

  U.S. GOVERNMENT AGENCY OBLIGATIONS (5.2%)

                      Federal Home Loan Bank
           1,335,000  0.600%, 01/07/09                                                                1,334,867
           6,500,000  0.780%, 01/14/09                                                                6,498,169
           9,000,000  0.500%, 01/21/09                                                                8,997,500

                                                                                                    -----------
                                                                                                     16,830,536
                                                                                                    -----------

    Shares

  INVESTMENT COMPANIES  (10.2%)

          24,538,000  Dreyfus Tax-Exempt Cash Management Money Market,
                       Institutional Shares                                                          24,538,000

           8,903,000  Goldman Sachs Financial Square Tax-Free Money
                        Market Fund Institutional Shares                                              8,903,000

                                                                                            --------------------
                                                                                                     33,441,000
                                                                                            --------------------

                      Total Investments (Amortized Cost $324,858,787***)
                      - 99.5%                                                                       324,858,787

                      Other assets less liabilities- 0.5%                                             1,485,888
                                                                                            --------------------
                      NET ASSETS-100.0%                                                     $       326,344,675
                                                                                            ====================


------------
* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Fitch rating- AA-/F1+

*** Cost for Federal income tax and financial reporting purposes is identical.

                                                                Percent of
        Portfolio Distribution (unaudited)                      Portfolio

        Alabama                                                   1.8  %

        Arizona                                                   1.8

        California                                                2.5

        Colorado                                                  1.3

        Connecticut                                               3.2

        District of Columbia                                      0.7

        Florida                                                   0.6

        Hawaii                                                    18.0

        Idaho                                                     0.6

        Illinois                                                  4.6

        Indiana                                                   1.2

        Investment Companies                                     10.3

        Iowa                                                      0.8

        Kentucky                                                  1.0

        Massachusetts                                             1.2

        Michigan                                                  0.6

        Minnesota                                                 5.7

        Missouri                                                  10.9

        Nevada                                                    3.6

        New Jersey                                                1.4

        New York                                                  2.1

        North Carolina                                            4.8

        Oregon                                                    1.9

        Pennsylvania                                              3.9

        South Dakota                                              1.8

        Tennessee                                                 0.7

        Texas                                                     3.8

        U.S. Government Agency Obligations                        5.2

        Virginia                                                  1.9

        Washington                                                1.0

        Wisconsin                                                 1.1
                                                                --------

                                                                100.0 %
                                                                ========

     PORTFOLIO ABBREVIATIONS:

     AMT - Alternative Minimum Tax
     ETM- Escrowed to Maturity FGIC - Financial Guaranty
     Insurance Corporation
     FHLMC - Federal Home Loan Mortgage Corp. FNMA - Federal National Mortgage Association
     FSA - Financial Security Assurance
     MBIA- Municipal Bond Investors Assurance
     NR - Not Rated
     SPA - Standby Bond Purchase Agreement
     VRDO - Variable Rate Demand Obligation

                                See accompanying
                         notes to financial statements.

                           Tax-Free Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of December 31, 2008:

                                                       Investments in
 Valuation Inputs                                        Securities
------------------                                       -----------

 Level 1 - Quoted Prices                               $           -
 Level 2 - Other Significant Observable Inputs         $ 324,858,787
 Level 3 - Significant Unobservable Inputs             $           -
                                                      --------------
 Total                                                 $ 324,858,787
                                                      ==============



                         U.S. Government Securities Cash
                                  Assets Trust
                             Schedule of Investments
                                December 31, 2008
                                   (Unaudited)



                                          Principal                 Security
                                           Amount                  Description                          Value (a)
                                           ------                  -----------                           -----
U.S. Government Agency Obligations (73.6%):
Federal Home Loan Mortgage
Corporation (24.0%):
                          $             50,000,000                  0.25%, 01/20/09                 $  49,993,403
                                        20,000,000                  0.35%, 02/23/09                    19,989,694
                                        41,000,000                  5.75%, 03/15/09                    41,432,333
                                       100,000,000                  0.27%, 03/16/09                    99,944,500
                                        20,000,000                  0.77%, 03/18/09                    19,967,489
                                        50,000,000                  0.29%, 04/01/09                    49,964,375
                                        50,000,000                  5.25%, 05/21/09                    50,845,680
                                                                                                  ---------------
                                                                                                      332,137,474
                                                                                                  ---------------

Federal National Mortgage Association  (49.6%):
                                        17,813,000                  0.07%, 01/14/09                    17,812,550
                                        30,500,000                  0.15%, 01/30/09                    30,496,315
                                       175,000,000                  0.40%, 02/02/09                   174,937,778
                                        50,000,000                  0.10%, 02/04/09                    49,995,278
                                        50,000,000                  0.15%, 02/23/09                    49,988,958
                                        75,000,000                  0.02%, 02/26/09                    74,997,667
                                        95,000,000                  0.67%, 03/04/09                    94,890,381
                                        50,000,000                  0.22%, 03/10/09                    49,979,222
                                        95,000,000                  0.75%, 03/16/09                    94,853,542
                                        20,000,000                  4.20%, 06/08/09                    20,277,265
                                        30,000,000                  4.57%, 06/15/09                    30,484,484

                                                                                                 ----------------
                                                                                                      688,713,440
                                                                                                 -----------------

Total U.S. Government Agency Obligations                                                            1,020,850,914
                                                                                                 ----------------

FDIC Guaranteed Securities (8.9%):
                                                   Bank of America TLGP
                                       21,500,000  1.70%, 12/23/10                                     21,500,000
                                                   General Electric Capital Corp.
                                                   TLGP
                                       45,000,000  0.20%, 02/09/09                                     44,990,250
                                                   Keycorp
                                        5,000,000  2.65%, 12/15/10 (A)                                  5,004,450
                                                   Morgan Stanley TLGP
                                       45,000,000  0.30%, 03/12/09                                     44,973,750
                                                   Suntrust Bank FDIC
                                        7,500,000  2.57%, 12/16/10 (A)                                  7,514,569

                                                                                            ----------------------
                                                                                                      123,983,019
                                                                                            ----------------------

                                                     Shares
Investment Companies (17.4%):

                                       145,000,000  Goldman Federal Fund                              145,000,000
                                                      JP Morgan U.S. Government Money
                                        96,655,028    Market Fund, Capital Shares                      96,655,028

                                                                                            ----------------------
                                                                                                      241,655,028
                                                                                            ----------------------

Total Investments (Amortized Cost $1,386,488,961*)  - 99.9%                                         1,386,488,961

Other assets less liabilities - 0.1%                                                                    1,031,187
                                                                                                       ----------
NET ASSETS   -   100.0%                                                                      $      1,387,520,148
                                                                                             =====================
------------

* Cost for Federal income tax and financial reporting purposes is identical.

(A) Variable interest rate- subject to periodic change.

Abbreviation:

TLGP-Temporary Liquidity Guarantee Program

                                                         Percent of
Portfolio Distribution                                    Portfolio

U.S. Government Agency Obligations        	            73.6 %

FDIC Guaranteed Securities                                   9.0
Investment Companies                                        17.4
                                                     -----------------

                                                            100.0 %
                                                     =================


                 See accompanying notes to financial statements.

                  U.S. Government Securities Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of December 31, 2008:

 Valuation Inputs                                            Investments
                                                            in Securities


 Level 1 - Quoted Prices                              $                  -
 Level 2 - Other Significant Observable Inputs        $      1,386,488,961
 Level 3 - Significant Unobservable Inputs            $                  -
                                                     -----------------------
 Total                                                $      1,386,488,961
                                                     =======================




Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 25, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 25, 2009


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 25, 2009